INCOME TAX (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Tax Credit Carryforward [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%
Pillar Two model rules	In December 2021, the OECD issued the Pillar Two model rules, which introduce a 15% global minimum tax applicable on a jurisdiction-by-jurisdiction basis to multinational corporations with consolidated annual revenue exceeding €750 million.
Foreign Tax Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 9,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Preferred income subject tax rate	7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 31,000
Net operating loss carry forwards amount not to expire	$ 22,000
Operation loss carryforwards limitation	taxable income limitation of 80%.
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 9,000
TSIT [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 13,000